United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated International High Income Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS – 0.0%
		Cable & Wireless Television – 0.0%
2,500	[1]	Satelites Mexicanos SA, Class INS (IDENTIFIED COST $927,252)	37,500
		Corporate Bonds – 30.7%
		Banking – 4.6%
$500,000	[2,3]	Banco ABC Brasil SA, Sub. Note, Series 144A, 7.875%, 4/8/2020	517,500
2,000,000	[2,3]	Banco BMG SA, Sub., Series 144A, 8.875%, 8/5/2020	2,115,943
1,500,000	[2,3]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	1,528,125
800,000	[2,3]	Banco Cruzeiro Do Sul SA, Sr. Unsecd. Note, Series 144A, 8.50%, 2/20/2015	823,000
1,000,000	[2,3]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	1,083,750
1,500,000	[2,3]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,533,526
		TOTAL	7,601,844
		Broadcast Radio & TV – 1.6%
2,000,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,683,749
		Building Materials – 0.4%
615,000	[2,3]	Magnesita, Company Guarantee, Series 144A, 7.875%, 3/30/2020	649,594
		Cable & Wireless Television – 0.6%
500,000	[2,3]	Net Servicos de Comunicacao SA, Company Guarantee, Series 144A, 7.50%, 1/27/2020	568,125
1,514,765		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	475,258
		TOTAL	1,043,383
		Conglomerate – 1.0%
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,601,250
		Construction & Engineering – 1.0%
1,500,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	1,597,500
		Container & Glass Products – 1.0%
1,300,000	[1,4]	Vitro SA, Note, 11.75%, 11/1/2013	635,375
2,000,000	[1,4]	Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	977,500
		TOTAL	1,612,875
		Finance – 0.3%
500,000	[2,3]	DTEK Finance BV, Company Guarantee, Series 144A, 9.50%, 4/28/2015	507,250
		Financial Intermediaries – 1.0%
1,500,000	[2,3]	BM&F Bovespa SA, Note, Series 144A, 5.50%, 7/16/2020	1,598,584
		Materials – 0.9%
1,400,000	[2,3]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 9/21/2019	1,512,000
		Metals & Mining – 3.6%
2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	2,188,900
3,250,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,678,187
		TOTAL	5,867,087
		Mortgage Banks – 0.9%
1,500,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.25%, 4/14/2015	1,488,412
		Oil & Gas – 6.8%
1,000,000	[2,3]	CITGO Petroleum Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2017	1,075,000
700,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	838,250
1,000,000	[2,3]	Empresa Nacional del Petroleo , Note, Series 144A, 5.25%, 8/10/2020	1,028,507
2,960,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	3,677,800
1

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
$2,000,000	[2,3]	Pemex Project Funding Master, Bond, Series 144A, 6.625%, 6/15/2035	2,162,689
1,000,000		Petroleos de Venezuela, S.A., Sub., Series 2016, 5.125%, 10/28/2016	510,000
1,000,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	1,005,000
800,000	[2,3]	TNK-BP Finance SA, Company Guarantee, Series 144A, 7.25%, 2/2/2020	880,000
		TOTAL	11,177,246
		Paper Products – 1.3%
2,000,000	[2,3]	Fibria Overseas Finance, Company Guarantee, Series 144A, 7.50%, 5/4/2020	2,075,000
		Real Estate – 1.2%
1,900,000	[2,3]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	2,009,492
		Telecommunications & Cellular – 3.2%
650,000	[2,3]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	700,375
600,000	[2,3]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	626,250
1,000,000	[2,3]	Indosat Palapa Co. B.V., Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,082,500
1,500,000	[2,3]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,706,250
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,124,450
		TOTAL	5,239,825
		Utility – 1.3%
2,000,000	[2,3]	Dubai Electricity & Water, Note, Series 144A, 8.50%, 4/22/2015	2,128,436
		TOTAL CORPORATE BONDS (IDENTIFIED COST $49,341,641)	50,393,527
		Floating Rate Loan – 0.3%
600,000	[5]	Carolbrl, 4.045%, 9/30/2010 (IDENTIFIED COST $589,555)	480,000
		Governments/Agencies – 61.8%
		Sovereign – 61.8%
15,000,000		Argentina, Government of, Note, 3.169%, 12/15/2035	1,500,000
460,801		Argentina, Government of, Note, 8.28%, 12/31/2033	353,665
14,839,749		Argentina, Government of, Note, 8.28%, 12/31/2033	11,389,508
1,064,240		Argentina, Government of, Sr. Unsecd. Note, 12.00%, 12/15/2035	106,424
99,555		Argentina, Government of, Sr. Unsecd. Note, 8.75%, 6/2/2017	89,848
815,000		Belize, Government of, Unsub., 6.00%, 2/20/2029	684,600
14,050,000		Brazil, Government of, Note, 10.00%, 1/1/2017	7,616,904
1,500,000		Brazil, Government of, Note, 6.00%, 5/15/2015	1,663,269
507,000,000		Chile, Government of, Note, 5.50%, 8/5/2020	1,056,562
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	3,114,000
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	446,243
900,000	[2,3]	Croatia, Government of, Note, Series 144A, 6.625%, 7/14/2020	993,375
2,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	2,762,500
480,000	[2,3]	Egypt, Government of, Note, Series 144A, 5.75%, 4/29/2020	529,200
1,050,000	[2,3]	Egypt, Government of, Note, Series 144A, 6.875%, 4/30/2040	1,183,875
550,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	629,750
1,800,000		Indonesia, Government of, 6.625%, 2/17/2037	2,201,670
2,500,000	[2,3]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	3,675,000
15,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	1,488,931
3,750,000		Panama, Government of, 6.70%, 1/26/2036	4,711,878
4,276,000		Peru, Government of, 6.55%, 3/14/2037	5,146,807
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	5,475,450
4,600,000	[2,3]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	4,709,250
6,026,000		Russia, Government of, Unsub., 7.50%, 3/31/2030	7,161,901
2

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
600,000		South Africa, Government of, Bond, 5.50%, 3/9/2020	669,030
555,000		Sri Lanka, Government of, Note, 7.40%, 1/22/2015	598,013
4,200,000		Turkey, Government of, 14.00%, 9/26/2012	3,046,069
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	7,735,959
6,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	6,315,000
4,000,000		United Mexican States, 6.75%, 9/27/2034	5,050,559
1,500,000		Venezuela, Government of, 10.75%, 9/19/2013	1,425,000
12,250,000		Venezuela, Government of, 9.375%, 1/13/2034	7,901,250
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $91,548,208)	101,431,490
		Investment Fund – 0.6%
10,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $1,000,000)	1,035,881
		MUTUAL FUNDS – 4.6%;6
5,485,406	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.26%	5,485,406
206,149		Federated Project and Trade Finance Core Fund	2,053,240
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $7,543,008)	7,538,646
		TOTAL INVESTMENTS — 98.0% (IDENTIFIED COST $150,949,664)[8]	160,917,044
		OTHER ASSETS AND LIABILITIES - NET — 2.0%[9]	3,315,352
		TOTAL NET ASSETS — 100%	$164,232,396

At August 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1U.S. Treasury Notes 10-Year Short Futures	66	$8,291,250	December 2010	$(47,068)

At August 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/15/2010	1,622,902,500 South Korean Won	$1,350,000	$574
Contracts Sold:
10/15/2010	119,292,750 Japanese Yen	$1,350,000	$(70,633)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(70,059)

Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $44,168,808, which represented 26.9% of total net assets.
3

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2010, these liquid restricted securities amounted to $44,168,808, which represented 26.9% of total net assets.
4	Issuer in default.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated companies.
7	7-Day net yield.
8	At August 31, 2010, the cost of investments for federal tax purposes was $150,802,462. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and futures contracts was $10,114,582. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,882,299 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,767,717.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$ —	$37,500	$ —	$37,500
Debt Securities:
Corporate Bonds	—	50,393,527	—	50,393,527
Floating Rate Loan	—	480,000	—	480,000
Governments/Agencies	—	101,431,490	—	101,431,490
Investment Fund	1,035,881	—	—	1,035,881
Mutual Funds	7,538,646	—	—	7,538,646
TOTAL SECURITIES	$8,574,527	$152,342,517	$ —	$160,917,044
OTHER FINANCIAL INSTRUMENTS*	$(47,068)	$(70,059)	$ —	$(117,127)
*	Other financial instruments include futures contracts and foreign exchange contracts.
5

Federated International Leaders Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 99.9%
		Bermuda – 5.2%
321,576		Invesco Ltd.	5,820,526
205,269	[1]	Signet Jewelers Ltd.	5,427,312
		TOTAL	11,247,838
		Canada – 4.4%
135,600		Nexen, Inc.	2,511,464
26,900		Potash Corp. of Saskatchewan, Inc.	3,961,025
129,414		Sun Life Financial Services of Canada	3,032,170
		TOTAL	9,504,659
		France – 11.0%
232,200		AXA	3,609,044
115,764		Accor SA	3,551,655
109,734		BNP Paribas SA	6,865,415
115,764	[1]	Edenred	1,995,147
29,100		L'Oreal SA	2,894,843
346,103		Tf1 — Tv Francaise	5,129,418
		TOTAL	24,045,522
		Germany, Federal Republic of – 11.9%
31,700		Bayer AG	1,935,479
129,282		Bayerische Motoren Werke AG	6,826,088
166,720		Daimler AG	8,104,547
146,148		SAP AG	6,381,277
102,571		ThyssenKrupp AG	2,806,986
		TOTAL	26,054,377
		Hong Kong – 5.2%
458,000	[1]	Dah Sing Financial Group	2,870,319
662,900		Hang Lung Properties Ltd.	2,961,372
235,086		Sun Hung Kai Properties	3,291,129
211,000		Wing Hang Bank Ltd.	2,232,403
		TOTAL	11,355,223
		Ireland – 2.6%
174,200		Ingersoll-Rand PLC, Class A	5,666,726
		Jersey Channel Isle – 2.3%
516,852		WPP PLC	5,120,651
		Mexico – 3.7%
86,600		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	3,596,498
238,300		Grupo Televisa SA, GDR	4,406,167
		TOTAL	8,002,665
		Netherlands – 3.7%
88,143		Akzo Nobel NV	4,653,950
124,486		Philips Electronics NV	3,487,962
		TOTAL	8,141,912
		Norway – 1.1%
58,000		Yara International ASA	2,331,090
		Singapore – 4.7%
518,000		City Developments Ltd.	4,180,686
351,397		DBS Group Holdings Ltd.	3,598,222
1

Shares			Value in U.S. Dollars
180,112		United Overseas Bank Ltd.	2,487,419
		TOTAL	10,266,327
		Spain – 3.0%
558,493		Banco Santander, SA	6,544,569
		Sweden – 3.7%
243,800		Assa Abloy AB, Class B	4,871,679
279,200		Volvo AB, Class B	3,237,134
		TOTAL	8,108,813
		Switzerland – 21.3%
161,500		ABB Ltd.	3,121,034
153,634		Adecco SA	7,163,786
173,225		Compagnie Financiere Richemont SA, Class A	6,732,783
163,785		Credit Suisse Group AG	7,193,473
5,529		Givaudan SA	5,282,571
207,745		Julius Baer Group Ltd.	7,327,603
78,148		Nestle SA	4,048,840
17,049		Swatch Group AG, Class B	5,487,922
		TOTAL	46,358,012
		United Kingdom – 15.3%
282,479		Diageo PLC	4,587,840
872,605		HSBC Holdings PLC	8,558,177
99,536		Imperial Tobacco Group PLC	2,747,762
222,683		InterContinental Hotels Group PLC	3,353,706
1,130,936		Michael Page International PLC	6,880,606
195,412		Schroders PLC	4,114,795
162,423	[1]	Wolseley PLC	3,136,171
		TOTAL	33,379,057
		United States – 0.8%
191,220		Janus Capital Group, Inc.	1,736,278
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $191,730,171)[2]	217,863,719
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[3]	181,708
		TOTAL NET ASSETS — 100%	$218,045,427
1	Non-income producing security.
2	At August 31, 2010, the cost of investments for federal tax purposes was $191,730,171. The net unrealized appreciation of investments for federal tax purposes was $26,133,548. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,940,265 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,806,717.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
2

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. Includes $173,803,250 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for siginificant post market close activity.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

3

Federated International Small-Mid Company Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 97.4%
		Austria – 2.2%
63,157		Andritz AG	3,841,715
44,800		Bwin Interactive Entertainment AG	2,141,187
		TOTAL	5,982,902
		Bermuda – 1.1%
161,237		Invesco Ltd.	2,918,390
		Brazil – 5.4%
209,825	[1]	CETIP SA	1,851,836
242,300	[1]	Diagnosticos da America	2,538,546
248,800	[1]	Fleury SA	3,059,974
181,400	[1]	Hypermarcas SA	2,389,057
154,900		Lojas Renner SA	5,000,900
		TOTAL	14,840,313
		Canada – 5.1%
32,200		Agrium, Inc.	2,242,087
38,600		National Bank of Canada, Montreal	2,229,088
118,600		SNC-Lavalin Group, Inc.	5,488,733
480,800	[1]	Thompson Creek Metals Co., Inc.	4,125,264
		TOTAL	14,085,172
		Cayman Islands – 5.8%
36,700		Herbalife Ltd.	2,039,786
2,900,000		Lonking Holdings Ltd.	2,482,918
2,466,000		Minth Group Ltd.	3,975,400
648,500		Parkson Retail Group Ltd.	1,080,451
3,011,000		Peak Sport Products Ltd.	2,028,300
1,440,800	[1]	Sands China Ltd.	2,215,262
1,307,900	[1]	Wynn Macau Ltd.	2,266,494
		TOTAL	16,088,611
		Chile – 0.8%
50,400		Sociedad Quimica Y Minera de Chile, ADR	2,149,560
		China – 2.0%
867,476		Anta Sports Products Ltd.	1,779,838
420,000		Hengan International Group Co., Ltd.	3,720,135
		TOTAL	5,499,973
		Denmark – 0.4%
82,000		H. Lundbeck AS	1,245,798
		France – 5.9%
43,870		Cap Gemini SA	1,854,625
124,202	[1]	Faurecia	2,155,525
87,211		JC Decaux SA	2,083,820
56,000		Publicis Groupe	2,345,427
357,889		STMicroelectronics NV	2,385,594
83,603		Saft Groupe SA	2,636,465
183,069		Tf1 — Tv Francaise	2,713,173
		TOTAL	16,174,629
		Germany, Federal Republic of – 9.9%
54,985		Adidas AG	2,798,688

Shares			Value in U.S. Dollars
116,200		Aixtron AG	2,886,188
129,584		GEA Group AG	2,691,490
105,990		Gildemeister AG	1,292,522
82,100		Hochtief AG	5,431,994
474,188	[1]	Infineon Technologies AG	2,644,626
66,101		Lanxess	2,894,971
152,770		Leoni AG	4,000,700
24,206		Rheinmetall Berlin AG	1,339,887
46,965		Symrise AG	1,160,570
		TOTAL	27,141,636
		Gibraltar – 1.1%
745,576	[1]	PartyGaming PLC	2,995,847
		Hong Kong – 1.7%
386,800	[1]	Dah Sing Financial Group	2,424,104
609,600		Sinopharm Medicine Holding Co., Ltd., Class H	2,319,673
		TOTAL	4,743,777
		Indonesia – 0.9%
1,234,500		PT United Tractors	2,514,090
		Ireland – 1.9%
80,900		Ingersoll-Rand PLC, Class A	2,631,677
94,900	[1]	Warner Chilcott PLC	2,697,058
		TOTAL	5,328,735
		Israel – 1.7%
37,400	[1]	Amdocs Ltd.	981,002
133,465	[1]	NICE-Systems Ltd., ADR	3,576,862
		TOTAL	4,557,864
		Italy – 2.0%
172,823		Trevi Finanziaria SpA	2,205,431
412,500	[1]	Yoox SpA	3,397,815
		TOTAL	5,603,246
		Japan – 4.2%
46,100		Disco Corp.	2,301,982
156,900	[1]	Elpida Memory, Inc.	1,884,444
122,200		Hitachi Construction Machinery Co., Ltd.	2,427,708
102,000		JGC Corp.	1,561,386
115,200		THK Co., Ltd.	1,897,831
33,400		Tokyo Electron Ltd.	1,566,433
		TOTAL	11,639,784
		Jersey Channel Isle – 1.1%
349,707		United Business Media Ltd.	2,960,532
		Korea, Republic Of – 6.0%
75,687		Eugene Technology Company Ltd.	681,808
140,670	[1]	Hynix Semiconductor, Inc.	2,475,717
150,840	[1]	Iljin Display Co., Ltd.	1,036,718
115,680		Kia Motors Corp.	2,971,844
37,280		Korean Air Co., Ltd.	2,266,838
30,672		LG Corp.	2,200,177
20,000		LG Innotek Co., Ltd.	2,202,019
27,559		Samsung Electro-Mechanics Co.	2,620,507
		TOTAL	16,455,628

Shares			Value in U.S. Dollars
		Malaysia – 0.8%
604,000		Supermax Corporation Berhad	1,002,769
680,000		Top Glove Corp. Bhd	1,315,297
		TOTAL	2,318,066
		Mexico – 0.5%
730,600	[1]	Genomma Lab Internacional SA	1,300,748
		Netherlands – 4.2%
97,419		ASM Lithography Holding NV	2,428,963
49,916		Fugro NV	2,809,834
126,247		Imtech NV	3,546,102
38,112		Koninklijke DSM NV	1,583,915
62,749	[1]	Qiagen NV	1,127,178
		TOTAL	11,495,992
		Norway – 1.3%
58,050		Fred Olsen Energy ASA	1,677,807
47,400		Yara International ASA	1,905,063
		TOTAL	3,582,870
		Russia – 0.1%
11,976		Wimm-Bill-Dann Foods OJSC, ADR	219,520
		Singapore – 4.3%
2,359,000		Ho Bee Investment Ltd.	2,523,460
483,000		Keppel Corp. Ltd.	3,189,118
995,300		Keppel Land Ltd.	2,848,959
1,204,000		Sembcorp Marine Ltd.	3,384,168
		TOTAL	11,945,705
		Spain – 3.1%
149,065		Obrascon Huarte Lain, SA	3,721,383
65,626		Tecnicas Reunidas SA	3,331,573
46,000		Viscofan Industria Navarra De Envolturas Celulosicas SA	1,351,244
		TOTAL	8,404,200
		Sweden – 2.1%
182,000		Assa Abloy AB, Class B	3,636,775
100,523		Getinge AB, Class B	2,018,198
		TOTAL	5,654,973
		Switzerland – 3.1%
102,543		Adecco SA	4,781,468
185,000		Clariant AG	2,379,808
11,500		Sonova Holding AG	1,471,411
		TOTAL	8,632,687
		Thailand – 2.1%
111,050		Banpu Public Co. Ltd.	2,171,676
468,300		Kasikornbank PCL	1,705,902
1,795,100		Kiatnakin Finance Public Co., Ltd.	1,864,220
		TOTAL	5,741,798
		United Kingdom – 16.6%
341,896	[1]	ASOS PLC	4,994,424
256,749		Aggreko PLC	5,587,501
309,507		Amec PLC	4,352,775
199,324	[1]	Autonomy Corp. PLC	4,768,817
121,498		Capita Group PLC	1,309,938
454,158		Cobham PLC	1,455,726

Shares			Value in U.S. Dollars
492,729	[1]	Cookson Group PLC	3,167,786
57,757		Croda International PLC	1,133,812
123,860	[1]	Dana Petroleum PLC	3,443,938
185,500	[1]	Dialog Semiconductor PLC	2,096,869
1,758,554		Game Group PLC	1,786,767
374,406		Rightmove PLC	3,715,126
221,727	[1]	Rolls-Royce Group PLC	1,883,887
150,207		Smith & Nephew PLC	1,248,579
273,943		Wellstream Holdings PLC	2,289,724
465,861		Wood Group (John) PLC	2,596,377
		TOTAL	45,832,046
		TOTAL COMMON STOCKS (IDENTIFIED COST $226,571,216)	268,055,092
		EXCHANGE-TRADED FUND – 1.1%
77,157		iShares MSCI Emerging Markets Index Fund (IDENTIFIED COST $1,877,029)	3,091,681
		MUTUAL FUND – 1.6%
4,354,404	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.26% (AT AMORTIZED COST)	4,354,404
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $232,802,649)[4]	275,501,177
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[5]	(189,975)
		TOTAL NET ASSETS — 100%	$275,311,202

At August 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/1/2010	26,138 Brazilian Real	$14,857	$(26)
9/1/2010	16,710 Euro	$21,056	$(119)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(145)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At August 31, 2010, the cost of investments for federal tax purposes was $232,802,649. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $42,698,528. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,707,156 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,008,628.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 —  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. Includes $155,176,445 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated World Investment Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010